SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Effects of Stock-Based Compensation in the Statements of Operations

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
Cost of Revenues:
Product	2,456	1,358	927
Service	1,710	802	437
Research and Development	6,861	3,994	2,556
Sales and Marketing	3,179	2,221	1,531
General and Administrative	2,441	2,113	1,498
Total	16,647	10,488	6,949

Schedule of Status of the Company's Share Option Plans
	2022
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	485,542	25.33
Exercised	(161,416)	17.61
Expired and forfeited	(33,415)	23.34
Outstanding - year end	290,711	29.83

Options exercisable at year end	235,952	26.98

Schedule of Information about Share Options Outstanding

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

10.01-20.00	24,220	0.61	11.73	24,220	11.73
20.01-35.00	225,320	2.56	26.31	193,683	26.35
35.01-50.00	28,635	4.43	46.08	14,181	46.15
50.01-70.00	2,921	4.59	53.61	1,462	53.61
70.01-102.35	9,615	4.48	102.35	2,406	102.35
	290,711		29.83	235,952	26.98

Schedule of Unvested Restricted Share Units

	2022
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested - beginning of year	463,051	67.79
Granted	228,938	87.02
Vested	(191,494)	55.69
Canceled	(15,774)	86.95
Unvested at year end	484,721	81.05